SHARE-BASED PAYMENTS - (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Jun. 04, 2015	Aug. 04, 2010	Sep. 01, 1999	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Intrinsic value of options exercised				$ 0	$ 0
Unrecognized share-based compensation				0	0	$ 39
Total incremental share-based compensation				$ 0	$ 39	$ 586
Stock Plan 1999
SHARE-BASED PAYMENTS
Percentage of Shares Issuable to Director and Employees			12.00%
Return Period of Awards in case of cessation of employment and violation of certain provisions			2 years
Stock Plan 1999 | Minimum
SHARE-BASED PAYMENTS
Vesting period			3 years
Expiration Period			10 years
Stock Plan 1999 | Maximum
SHARE-BASED PAYMENTS
Vesting period			4 years
Expiration Period			15 years
Stock Incentive Plan 2010
SHARE-BASED PAYMENTS
Percentage of Shares Issuable to Director and Employees		10.00%
Vesting period		4 years
Contractual term		ten
Stock Related Award Incentive Plan of 2015
SHARE-BASED PAYMENTS
Percentage of Shares Issuable to Director and Employees	1.50%
Vesting period	4 years
Contractual term	ten